Segments - Summary Of Relationship Between Customer Liabilities and Deposits (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Assets
Customer balances (gross)	£ 206,690	£ 219,704
Loan loss allowance	(916)	(933)
Customer balances (net)	205,774	218,771
Intercompany balances	4,488	4,165
Accrued interest	747	647
Other items	213	257
Net loans and advances to customers	211,222	223,840
Liabilities
Customer balances (gross)	193,563	196,476
Customer balances (net)	193,563	196,476
Accrued interest	834	237
Other items	(206)	(553)
Deposits by customers	195,149	197,313
Intercompany
Assets
Intercompany balances	4,488	4,165
Liabilities
Intercompany balances	£ 958	£ 1,153